Housing Loans and Deposits from Customers in the Banking Business (Summary of Amortized Cost of Housing Loans in the Banking Business by Both Credit Quality Indicator Based On The Credit Ratings of Debtors and Year of Origination) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021		Mar. 31, 2020
2021		¥ 547,345
2020		349,470
2019		252,967
2018		158,811
2017		269,668
Prior		776,285
Total		2,354,546		¥ 1,927,054
Normal | Home Equity Loan
2021	[1]	547,133
2020	[1]	349,334
2019	[1]	252,609
2018	[1]	158,546
2017	[1]	269,450
Prior	[1]	772,072
Total		2,349,144	[1]	1,923,648
Other than normal | Home Equity Loan
2021		212
2020		136
2019		358
2018		265
2017		218
Prior		4,213
Total		¥ 5,402		¥ 3,406

[1]	Normal is defined as borrowers who do not have particular problems with their financial position.